Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended										2 Months Ended			3 Months Ended		11 Months Ended
	Jun. 09, 2015	Jun. 15, 2015	May. 31, 2015	May. 23, 2015	May. 22, 2015	Mar. 31, 2015	Sep. 30, 2014	Aug. 31, 2014	Aug. 30, 2014	Jul. 21, 2014	Jun. 16, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015
Common stock outstanding						5,493,200									12,392,115		5,493,200
Common stock issued						1,675
Common stock issued value						$ 35,000											$ 35,000
Restricted stock															72,918
Private placement offering			3,531,104												3,362,104
Derivative warrants to fair value													$ 0	$ 0	$ 1,571
Common stock issued						5,493,200									12,392,115		5,493,200
Exercise price	$ 1.50				$ 1.50
Volatility rate	47.00%				47.00%										47.00%
Intrinsic value of options outstanding						$ 0									$ 0		$ 0
Intrinsic value of options excercisable						0									0		0
Stock-based compensation													$ 190	$ 190	198,454		6,219
Accrued stock based compensation						$ 5,857									27,206		$ 5,857
Unrecognized stock based compensation expense															$ 108,740
Unrecognized stock based compensation expense amortized period															3 years 10 months 21 days
Restricted Stock [Member]
Restricted stock						546,889
Stock-based compensation							$ 1,133	$ 806		$ 362	$ 3,918
Preferred Stock
Common stock issued
Common stock issued value
Recapitalization share of common stock
Common Stock
Common stock issued																	1,675
Common stock issued value
Recapitalization share of common stock															3,000,005
Akoustis, Inc. [Member]
Common stock outstanding					11,671
Common stock issued					5,500,006
Restricted stock						72,918	129,633		81,020	32,408
Common stock cancelled					9,854,019
Recapitalization share of common stock					3,000,005
Common stock issued					11,671
Restricted shares granted						109,184	54,570		120,563	2,090
Restricted shares vested period						5 years	5 years		5 years	5 years
Percenatge of vesting from date of issue						25.00%	25.00%		25.00%	25.00%
Akoustis, Inc. [Member] | Consultant Six [Member]
Common stock issued															100,000
Common stock issued value															$ 150,000
Akoustis, Inc. [Member] | Consultant One [Member]
Stock-based compensation															64,321	$ 190
Akoustis, Inc. [Member] | Consultant Two [Member]
Stock-based compensation															108
Akoustis, Inc. [Member] | Consultant Three [Member]
Stock-based compensation															3,384
Akoustis, Inc. [Member] | Consultant Four [Member]
Stock-based compensation															1,725
Akoustis, Inc. [Member] | Consultant Five [Member]
Stock-based compensation															$ 3,168
Merger [Member]
Common stock outstanding															3,000,005
Akoustis, Inc. [Member]
Common stock outstanding						11,650											11,650
Restricted stock											307,876
Common stock issued						11,650											11,650
Restricted shares granted											273,050
Restricted shares vested period											5 years
Percenatge of vesting from date of issue											25.00%
Akoustis, Inc. [Member] | Stock incentive plan [Member]
Common stock issued				1,200,000
Grant award number of share				6,000,000
Percentage of stock option grant				10.00%
Stock-based compensation												$ 0			$ 2,984
Certain employees [Member]
Restricted shares granted		387,200
Restricted shares vested period		4 years
Percenatge of vesting from date of issue		50.00%
Employees and non employee directors [Member] | Akoustis, Inc. [Member]
Common stock issued															160,000
Second Closing [Member]
Pleacement agent term	5 years
First Closing [Member]
Private placement offering					298,551
Pleacement agent term					5 years